TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2025	2024	2023
Directors’ remuneration	£	£	£
Salaries and fees	6,069,144	4,879,413	4,733,761
Performance-related payments	5,060,084	2,871,476	1,002,607
Other fixed remuneration (pension and other allowances & non-cash benefits)[1]	1,201,186	516,442	222,538
Total remuneration	12,330,414	8,267,331	5,958,906

	2025	2024	2023
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	24,409,887	21,742,485	18,449,360
Post-employment benefits	1,123,802	868,368	858,437
Compensation for loss of office[2]	3,000	—	—
Total compensation	25,536,689	22,610,853	19,307,797
1Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £292,540 (2024: £122,915).
2During 2025 legal fees of £3,000 were paid to one KMP in connection to loss of office. In 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs. No payments to past directors have been made in respect of 2025 or 2024.

Summary of Transactions with Directors, Other Key Management Personnel

		2025		2024
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	10	996	8	1,075
Net movements	1	316	2	(79)
At 31 December	11	1,312	10	996

Deposit, bank and instant access accounts and investments
At 1 January	19	1,780	17	1,702
Net movements	2	790	2	78
At 31 December	21	2,570	19	1,780